Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, plant and equipment
Schedule of details of property, plant and equipment, estimated useful lives	Land and buildings

– Freehold buildings	25–50 years
– Leasehold premises	the term of the lease
  Equipment, fixtures and fittings

– Network infrastructure and other	1–35 years

Schedule of details of property, plant and equipment

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost:
1 April 2017	2,266	68,204	70,470
Exchange movements	(38)	(1,415)	(1,453)
Additions	88	4,969	5,057
Disposals	(94)	(2,720)	(2,814)
Disposal of subsidiaries	—	(552)	(552)
Other	3	46	49
31 March 2018	2,225	68,532	70,757
Exchange movements	(11)	(340)	(351)
Arising on acquisition	—	58	58
Additions	66	4,925	4,991
Disposals	(28)	(1,966)	(1,994)
Other	15	173	188
31 March 2019	2,267	71,382	73,649
Accumulated depreciation and impairment:
1 April 2017	1,141	39,125	40,266
Exchange movements	(17)	(816)	(833)
Charge for the year	123	5,887	6,010
Disposals	(83)	(2,675)	(2,758)
Disposal of subsidiaries	—	(287)	(287)
Other	1	33	34
31 March 2018	1,165	41,267	42,432
Exchange movements	—	(126)	(126)
Charge for the year	113	5,741	5,854
Disposals	(28)	(1,899)	(1,927)
Other	3	(19)	(16)
31 March 2019	1,253	44,964	46,217
Net book value:
31 March 2018	1,060	27,265	28,325
31 March 2019	1,014	26,418	27,432